Document and Entity Information Document	Sep. 21, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Sep. 21, 2021
Entity File Number	001-16169
Entity Registrant Name	EXELON CORPORATION
Entity Tax Identification Number	23-2990190
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	10 South Dearborn Street
Entity Address, Address Line Two	P.O. Box 805379
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60680-5379
City Area Code	(800)
Local Phone Number	483-3220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	EXC
Security Exchange Name	NASDAQ
Entity Central Index Key	0001109357
Amendment Flag	true
Amendment Description	On July 29, 2021, Exelon Corporation (“Exelon”) filed a Current Report on Form 8-K to report the election of W. Paul Bowers to the board of directors effective July 27, 2021. At the time of that filing, the Exelon board had not yet determined which committees Mr. Bowers would be appointed to serve on. This Form 8-K/A is being filed to provide this information. Effective September 21, 2021, Mr. Bowers was appointed to serve on the Audit Committee and the Risk Committee.
Entity Emerging Growth Company	false